RELATED PARTY BALANCES AND TRANSACTIONS - Schedule Of Amounts Due From Related Parties (Details) - Related Party [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	¥ 3,966	$ 559	¥ 5,714
Receivables from the online payment platform of Tencent Group | Tencent Group [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	2,569		3,177
Prepaid cloud service fee to Tencent Group | Tencent Group [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	¥ 1,397		¥ 2,537